UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Gator Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Focus Fund
	Schedule of Investments
	December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 96.76%

Cable & Other Pay Television Services - 4.91%
2,300	Liberty Lilac Group *	$ 98,900

Capital Markets - 4.13%
14,900	CIFC Corp.	83,142

Deep Sea Foreign Transportation of Freight - 3.19%
6,500	Teekay Corp.	64,155

Hospital & Medical Service Plans - 2.72%
700	WellCare Health Plans, Inc. *	54,747

Hotles & Motels - 4.30%
5,400	Penn National Gaming, Inc. *	86,508

Investment Advice - 11.74%
6,000	Janus Capital Group, Inc.	84,540
5,500	Om Asset Management, Plc.	84,315
575	Virtus Investment Partners, Inc.	67,540
		236,395
Insurance - 12.56%
7,300	Ambac Financial Group, Inc. *	102,857
6,200	Fidelity National Financial, Inc. *	69,626
1,700	Primerica, Inc.	80,291
		252,774
Metals & Mining - 1.21%
7,000	Suncoke Energy, Inc.	24,290

Natural Gas Transmission & Distribution - 7.49%
6,400	EnLink Midstream, LLC	96,576
2,200	ONEOK, Inc.	54,252
		150,828
Operative Builders - 4.52%
2,400	CalAtlantic Group, Inc.	91,008

Pharmaceutical Preparations - 3.84%
1,500	Prestige Brands Holdings, Inc. *	77,220

Radio & TV Broadcasting & Communications Equipment - 3.64%
2,400	Arris Group, Inc. *	73,368

Real Estate Agents & Managers - 4.82%
2,600	Re/Max Holdings, Inc.	96,980

Retail-Eating Places - 9.06%
2,300	Bob Evans Farms, Inc.	89,355
1,100	DineEquity, Inc.	93,137
		182,492
Retail-Internet & Catalog - 3.38%
2,600	FTD Companies, Inc. *	68,042

Retail-Radio, TV & Consumer Electronic Stores - 3.36%
18,500	HHGregg, Inc. *	67,710

Savings Institution, Federally Chartered - 5.60%
7,200	BBX Capital Corp. Class-A *	112,680

Security Brokers, Dealers & Flotation Companies - 0.00%
2,400	Oppenheimer Holdings, Inc. Class-A	41,712

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 4.23%
10,600	Signature Group Holdings, Inc. *	85,118

TOTAL COMMON STOCKS (Cost $2,261,952) - 96.76%		$ 1,948,069

REAL ESTATE INVESTMENT TRUSTS - 2.93%
3,975	CorEnergy Infrastructure Trust, Inc.	58,989

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $118,274) - 2.93%		$ 58,989

SHORT TERM INVESTMENTS - 0.71%
14,291	Fidelity Institutional Money Market Portfolio 0.29% ** (Cost $14,291)	14,291

TOTAL INVESTMENTS (Cost $2,394,517) *** - 100.40%		$ 2,021,349

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40%)		(8,017)

NET ASSETS - 100.00%		$ 2,013,332

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2015

*** At December 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,394,517 amounted to $373,168 which consisted of aggregate gross unrealized appreciation of $174,792 and aggregate gross unrealized depreciation of $547,960.

NOTES TO FINANCIAL STATEMENTS
Gator Focus Fund
1. SECURITY TRANSACTIONS

At December 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,394,517 amounted to $373,168 which consisted of aggregate gross unrealized appreciation of $174,792 and aggregate gross unrealized depreciation of $547,960.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,948,069	$0	$0	$1,948,069
Real Estate Investment Trusts	$58,989	$0	$0	$58,989
Cash Equivalents	$14,291	$0	$0	$14,291
Total	$2,021,349	$0	$0	$2,021,349

	Gator Opportunities Fund
	Schedule of Investments
	December 31, 2015 (Unaudited)

Shares				Value

COMMON STOCKS - 86.40%

Cable & Other Pay Television Services - 2.31%
600	Liberty Lilac Group *			$ 25,800

Deep Sea Foreign Transportation of Freight - 2.39%
2,700	TeeKay Corp.			26,649

Hotels & Motels - 2.58%
1,800	Penn National Gaming, Inc. *			28,836

Household Audio & Video Equipment - 3.22%
700	Universal Electronics, Inc. *			35,945

Investment Advice - 10.58%
6,500	Fortress Investment Group, LLC Class-A			33,085
1,900	Janus Capital Group, Inc.			26,771
1,500	Om Asset Management, Plc.			22,995
300	Virtus Investment Partners			35,238
				118,089
Life Insurance - 2.54%
600	Primerica, Inc.			28,338

Media - 4.53%
900	Liberty Media Corp. Class-A *			35,325
400	Liberty Media Corp. Class-C *			15,232
				50,557
Natural Gas Transmission - 1.99%
1,470	Enlink Midstream, LLC			22,182

Operative Builders - 2.46%
725	CalAtlantic Group, Inc.			27,492

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.31%
490	Steris Corp.			36,917

Pharmaceuticals - 4.02%
290	Taro Pharmaceutical Industries, Ltd. *			44,820

Professional Services - 3.99%
400	Equifax, Inc.			44,548

Real Estate Agents & Managers - 3.01%
900	Re/Max Holdings, Inc.			33,570

Retail-Eating Places - 4.80%
615	Bob Evans Farms, Inc.			23,893
350	DineEquity, Inc.			29,635
				53,528
Savings Institution, Federally Chartered - 2.67%
1,900	BBX Capital Corp. *			29,735

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.26%
500	Flir Systems, Inc.			14,035

Security Brokers, Dealers & Flotation Companies - 5.57%
540	Oppenheimer Holdings, Class-A			9,385
435	Raymond James Financial, Inc.			25,217
650	Stifel Financial Corp. *			27,534
				62,136
Security & Commodity Brokers, Dealers, Exchanges & Services - 3.13%
600	Nasdaq OMX Group, Inc.			34,902

Semiconductors & Related Devices - 1.88%
700	Tessera Technologies, Inc.			21,007

Services-Auto Rental Devices - 2.97%
85	AMERCO			33,107

Services-Business Services - 1.96%
200	Stamps.com, Inc. *			21,922

Services-Computer Programming, Data Processing, Etc. - 4.52%
1,000	Interxion Holding NV (Netherlands) *			30,150
4,000	Zix Corp. *			20,320
				50,470
Services-Prepackaged Software - 5.79%
1,100	Bottomline Technologies, Inc. *			32,703
700	Synopsys, Inc. *			31,927
				64,630
Surety Insurance - 2.68%
2,121	Ambac Fiancial Group, Inc. *			29,885

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 2.23%
3,100	Signature Group Holdings, Inc. *			24,893

TOTAL COMMON STOCKS (Cost $917,256) - 86.40%				$ 963,993

EXCHANGE TRADED FUNDS - 4.54%
450	iShares Russell 2000 ETF			50,679

TOTAL EXCHANGE TRADED FUNDS (Cost $50,250) - 4.54%				$ 50,679

SHORT TERM INVESTMENTS - 8.77%
97,829	Fidelity Institutional Money Market Portfolio 0.29% ** (Cost $97,829)			97,829

TOTAL INVESTMENTS (Cost $1,065,335) *** - 99.71%				$ 1,112,501

OTHER ASSETS LESS LIABILITIES - 0.29%				3,199

NET ASSETS - 100.00%				$ 1,115,700

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2015

*** At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,065,335 amounted to $47,166 which consisted of aggregate gross unrealized appreciation of $95,094 and aggregate gross unrealized depreciation of $47,928.

NOTES TO FINANCIAL STATEMENTS
Gator Opportunities Fund
1. SECURITY TRANSACTIONS

At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,065,335 amounted to $47,166 which consisted of aggregate gross unrealized appreciation of $95,094 and aggregate gross unrealized depreciation of $47928.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$963,993	$0	$0	$963,993
Exchange Traded Funds	$50,679	$0	$0	$50,679
Cash Equivalents	$97,829	$0	$0	$97,829
Total	$1,112,501	$0	$0	$1,112,501

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Gator Series Trust

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: February 29, 2016